SUPPLEMENT DATED SEPTEMBER 4, 2009 TO THE PROSPECTUS OF
MARKET VECTORS ETF TRUST
Dated September 1, 2009

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors California Long Municipal Index ETF, Market Vectors Massachusetts Municipal Index ETF, Market Vectors New Jersey Municipal Index ETF, Market Vectors New York Long Municipal Index ETF, Market Vectors Ohio Municipal Index ETF and Market Vectors Pennsylvania Municipal Index ETF (the “Funds”), each a series of the Trust.

The shares of the Funds are not being offered for sale at this time.

*      *      *

Please retain this supplement for future reference.

SUPPLEMENT DATED SEPTEMBER 4, 2009 TO THE
STATEMENT OF ADDITIONAL INFORMATION OF
MARKET VECTORS ETF TRUST
Dated September 1, 2009

This Supplement updates certain information contained in the above-dated Statement of Additional Information for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors California Long Municipal Index ETF, Market Vectors Massachusetts Municipal Index ETF, Market Vectors New Jersey Municipal Index ETF, Market Vectors New York Long Municipal Index ETF, Market Vectors Ohio Municipal Index ETF and Market Vectors Pennsylvania Municipal Index ETF (the “Funds”), each a series of the Trust.

The shares of the Funds are not being offered for sale at this time.

*      *      *

Please retain this supplement for future reference.